FORM N-PX
         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number: 811-21465

ING Clarion Global Real Estate Income Fund
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  (Exact name of registrant as specified in charter)

259 N. Radnor-Chester Road, Second Floor, Radnor, PA 19087
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  (Address of principal executive offices)

T. Ritson Ferguson, President
259 N. Radnor-Chester Road, Second Floor, Radnor, PA 19087
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 610-995-2500

Date of Fiscal year-end: 12/31/2004

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record
   Account Number: cefglob

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Affordable Residential Communities Inc ARC  008273104  6/15/04
   Annual
   1.01   Elect Scott D. Jackson MGMT YES FOR FOR
   1.02   Elect Thomas M. Hagerty MGMT YES FOR FOR
   1.03   Elect John G. Sprengle MGMT YES FOR FOR
   1.04   Elect Randall A. Hack MGMT YES FOR FOR
   1.05   Elect Todd M. Abbrecht MGMT YES FOR FOR
   1.06   Elect Eugene Mercy, Jr. MGMT YES FOR FOR
   1.07   Elect James L. Clayton MGMT YES FOR FOR
   1.08   Elect Charles J. Santos-Buch MGMT YES FOR FOR
   1.09   Elect J. Markham Green MGMT YES FOR FOR
   1.10   Elect Scott A. Schoen MGMT YES FOR FOR
   1.11   Elect Michael Greene MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   AMB Property Corp AMB  00163T109  5/20/04  Annual
   1.01   Elect Hamid R. Moghadam MGMT YES FOR FOR
   1.02   Elect W. Blake Baird MGMT YES FOR FOR
   1.03   Elect T. Robert Burke MGMT YES FOR FOR
   1.04   Elect David A. Cole MGMT YES FOR FOR
   1.05   Elect J. Michael Losh MGMT YES FOR FOR
   1.06   Elect Frederick W. Reid MGMT YES FOR FOR
   1.07   Elect Jeffrey L. Skelton MGMT YES FOR FOR
   1.08   Elect Thomas W. Tusher MGMT YES FOR FOR
   1.09   Elect Caryl B. Welborn MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Amli Residential Properties Trust AML  001735109  4/26/04  Annual
   1.01   Elect John E. Allen MGMT YES FOR FOR
   1.02   Elect Adam S. Metz MGMT YES FOR FOR
   1.03   Elect Philip N. Tague MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Apartment Investment & Management AIV  03748R101  4/30/04  Annual
   1.01   Elect Terry Considine MGMT YES FOR FOR
   1.02   Elect Peter K. Kompaniez MGMT YES FOR FOR
   1.03   Elect James N. Bailey MGMT YES FOR FOR
   1.04   Elect Richard S. Ellwood MGMT YES FOR FOR
   1.05   Elect J. Landis Martin MGMT YES FOR FOR
   1.06   Elect Thomas L. Rhodes MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Approve Executive Investment Program MGMT YES AGNST AGNST
   4.00   Golden Parachutes SHLDR YES AGNST FOR

   Archstone-Smith Trust ASN  039583109  5/20/04  Annual
   1.01   Elect Ernest A. Gerardi Jr. MGMT YES FOR FOR
   1.02   Elect Ruth Ann M. Gillis MGMT YES FOR FOR
   1.03   Elect Ned S. Holmes MGMT YES FOR FOR
   1.04   Elect R. Scot Sellers MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Golden Parachutes SHLDR YES AGNST FOR

   Arden Realty ARI  039793104  5/11/04  Annual
   1.01   Elect Leslie E. Bider MGMT YES FOR FOR
   1.02   Elect Steven C. Good MGMT YES FOR FOR
   1.03   Elect Alan I. Rothenberg MGMT YES FOR FOR
   2.00   Golden Parachutes SHLDR YES FOR AGNST

   Bedford Property Investors BED  076446301  5/13/04  Annual
   1.01   Elect Peter B. Bedford MGMT YES FOR FOR
   1.02   Elect Anthony M. Frank MGMT YES FOR FOR
   1.03   Elect Peter Linnerman MGMT YES FOR FOR
   1.04   Elect Bowen H. McCoy MGMT YES FOR FOR
   1.05   Elect Thomas H. Nolan Jr. MGMT YES FOR FOR
   1.06   Elect Martin I. Zankel MGMT YES FOR FOR
   2.00   Amend Director Stock Option Plan MGMT YES FOR FOR
   3.00   Ratify Selection of Auditors MGMT YES FOR FOR

   BNP Residential Property BNP  05564T103  5/20/04  Annual
   1.01   Elect Philip S. Payne MGMT YES FOR FOR
   1.02   Elect Stephen R. Blank MGMT YES FOR FOR

   Brandywine Realty Trust BDN  105368203  5/3/04  Annual
   1.01   Elect M. Walter D'Alessio MGMT YES FOR FOR
   1.02   Elect D. Pike Aloian MGMT YES FOR FOR
   1.03   Elect Donald E. Axinn MGMT YES FOR FOR
   1.04   Elect Robert C. Larson MGMT YES FOR FOR
   1.05   Elect Anthony A. Nichols Sr. MGMT YES FOR FOR
   1.06   Elect Charles P. Pizzi MGMT YES FOR FOR
   1.07   Elect Gerard H. Sweeney MGMT YES FOR FOR
   2.00   Golden Parachutes SHLDR YES AGNST FOR

   BRE Properties BRE  05564E106  5/20/04  Annual
   1.00   Repeal Classified Board MGMT YES FOR FOR
   2.01   Elect Robert A. Fiddaman MGMT YES FOR FOR
   2.02   Elect Roger P. Kuppinger MGMT YES FOR FOR
   2.03   Elect Jeanne R. Myerson MGMT YES FOR FOR
   3.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Brookfield Properties   14171F100  4/28/04  Annual
   1.01   Elect Gordon E. Arnell MGMT YES FOR FOR
   1.02   Elect William T. Cahill MGMT YES FOR FOR
   1.03   Elect Richard B. Clark MGMT YES FOR FOR
   1.04   Elect Jack L. Cockwell MGMT YES FOR FOR
   1.05   Elect J. Bruce Flatt MGMT YES FOR FOR
   1.06   Elect Lance Liebman MGMT YES FOR FOR
   1.07   Elect John R. McCaig MGMT YES FOR FOR
   1.08   Elect Paul D. McFarlane MGMT YES FOR FOR
   1.09   Elect Allan S. Olson MGMT YES FOR FOR
   1.10   Elect Sam Pollock MGMT YES FOR FOR
   1.11   Elect Dr. William C. Wheaton MGMT YES FOR FOR
   1.12   Elect John E. Zuccotti MGMT YES FOR FOR
   2.00   Amend Stock Option Plan MGMT YES FOR FOR
   3.00   Appoint Auditors and Set Their Fees MGMT YES FOR FOR

   CarrAmerica Realty CRE  144418100  4/29/04  Annual
   1.01   Elect Thomas A. Carr MGMT YES FOR FOR
   1.02   Elect Joan Carter MGMT YES FOR FOR
   1.03   Elect Robert E. Torray MGMT YES FOR FOR
   1.04   Elect Wesley S. Williams Jr. MGMT YES FOR FOR
   1.05   Elect Andrew F. Brimmer MGMT YES FOR FOR
   1.06   Elect Philip L. Hawkins MGMT YES FOR FOR
   1.07   Elect Timothy Howard MGMT YES FOR FOR
   2.00   Director Tenure/Retirement Age SHLDR YES AGNST FOR

   Cedar Shopping Centers CDR  150602209  6/15/04  Annual
   1.01   Elect James J. Burns MGMT YES FOR FOR
   1.02   Elect Richard Homburg MGMT YES FOR FOR
   1.03   Elect Everett B. Miller III MGMT YES FOR FOR
   1.04   Elect Leo S. Ullman MGMT YES FOR FOR
   1.05   Elect Brenda J. Walker MGMT YES FOR FOR
   1.06   Elect Roger M. Widmann MGMT YES FOR FOR
   2.00   Adopt Stock Option Plan MGMT YES FOR FOR
   3.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Crescent Real Estate Equities Co CEI  225756105  6/28/04  Annual
   1.01   Elect Dennis H. Alberts MGMT YES FOR FOR
   1.02   Elect Terry N. Worrell MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Equity Office Properties Trust EOP  294741103  5/19/04  Annual
   1.01   Elect Thomas E. Dobrowski MGMT YES FOR FOR
   1.02   Elect William M. Goodyear MGMT YES FOR FOR
   1.03   Elect James D. Harper, Jr. MGMT YES FOR FOR
   1.04   Elect Richard D. Kincaid MGMT YES FOR FOR
   1.05   Elect David K. McKown MGMT YES FOR FOR
   1.06   Elect Sheli Z. Rosenberg MGMT YES FOR FOR
   1.07   Elect Edwin N. Sidman MGMT YES FOR FOR
   1.08   Elect Jan H.W.R. van der Vlist MGMT YES FOR FOR
   1.09   Elect Samuel Zell MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Equity Residential EQR  29476L107  5/28/04  Annual
   1.01   Elect John W. Alexander MGMT YES FOR FOR
   1.02   Elect Charles L. Atwood MGMT YES FOR FOR
   1.03   Elect Bruce W. Duncan MGMT YES FOR FOR
   1.04   Elect Stephen O. Evans MGMT YES FOR FOR
   1.05   Elect James D. Harper, Jr. MGMT YES FOR FOR
   1.06   Elect Boone A. Knox MGMT YES FOR FOR
   1.07   Elect Desiree G. Rogers MGMT YES FOR FOR
   1.08   Elect Sheli Z. Rosenberg MGMT YES FOR FOR
   1.09   Elect Gerald A. Spector MGMT YES FOR FOR
   1.10   Elect B. Joseph White MGMT YES FOR FOR
   1.11   Elect Samuel Zell MGMT YES FOR FOR
   2.00   Approve Non-Technical Charter Amendments MGMT YES FOR FOR
   3.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Federal Realty Investment Trust FRT  313747206  5/5/04  Annual
   1.01   Elect David W. Faeder MGMT YES FOR FOR
   1.02   Elect Kristin Gamble MGMT YES FOR FOR
   2.00   Approve Board Size MGMT YES FOR FOR
   3.00   Amend Supermajority Lock-in MGMT YES FOR FOR
   4.00   Ratify Selection of Auditors MGMT YES FOR FOR

   First Industrial Realty Trust FR  32054K103  5/12/04  Annual
   1.01   Elect Jay H. Shidler MGMT YES FOR FOR
   1.02   Elect J. Steven Wilson MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Gables Residential Trust GBP  362418105  5/21/04  Annual
   1.01   Elect Marcus E. Bromley MGMT YES FOR FOR
   1.02   Elect James D. Motta MGMT YES FOR FOR
   1.03   Elect Chris C. Stroup MGMT YES FOR FOR
   2.00   Adopt Stock Option Plan MGMT YES FOR FOR

   Glenborough Realty Trust GLB  37803P105  5/5/04  Annual
   1.01   Elect Andrew Batinovich MGMT YES FOR FOR
   1.02   Elect Laura Wallace MGMT YES FOR FOR

   Glimcher Realty Trust GRT  379302102  5/7/04  Annual
   1.01   Elect Philip G. Barach MGMT YES FOR FOR
   1.02   Elect William S. Williams MGMT YES FOR FOR
   1.03   Elect Niles C. Overly MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Adopt Stock Option Plan MGMT YES FOR FOR
   4.00   Approve Other Business MGMT YES FOR FOR

   Health Care Property Investors HCP  421915109  5/7/04  Annual
   1.01   Elect Mary A. Cirillo MGMT YES FOR FOR
   1.02   Elect Robert R. Fanning Jr. MGMT YES FOR FOR
   1.03   Elect James F. Flaherty III MGMT YES FOR FOR
   1.04   Elect David B. Henry MGMT YES FOR FOR
   1.05   Elect Michael D. McKee MGMT YES FOR FOR
   1.06   Elect Harold M. Messmer Jr. MGMT YES FOR FOR
   1.07   Elect Peter L. Rhein MGMT YES FOR FOR
   1.08   Elect Kenneth B. Roath MGMT YES FOR FOR
   1.09   Elect Richard M. Rosenberg MGMT YES FOR FOR
   1.10   Elect Joseph P. Sullivan MGMT YES FOR FOR
   2.00   Increase Authorized Common Stock MGMT YES AGNST AGNST
   3.00   Repeal Classified Board MGMT YES FOR FOR
   4.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Health Care REIT     5/6/04  Annual
   1.01   Elect Thomas J. DeRosa MGMT YES FOR FOR
   1.02   Elect Jeffrey H. Donahue MGMT YES FOR FOR
   1.03   Elect Bruce G. Thompson MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Healthcare Realty Trust HR  421946104  5/11/04  Annual
   1.01   Elect Marliese E. Mooney MGMT YES FOR FOR
   1.02   Elect Edwin B. Morris III MGMT YES FOR FOR
   1.03   Elect John Knox Singleton MGMT YES FOR FOR

   Heritage Property Investment HTG  42725M107  5/7/04  Annual
   1.01   Elect Joseph L. Barry Jr. MGMT YES FOR FOR
   1.02   Elect Richard C. Garrison MGMT YES FOR FOR
   1.03   Elect David W. Laughton MGMT YES FOR FOR
   1.04   Elect Kevin C. Phelan MGMT YES FOR FOR
   2.00   Approve Other Business MGMT YES FOR FOR

   Hersha Hospitality Trust HT  427825104  5/27/04  Annual
   1.01   Elect Thomas S. Capello MGMT YES FOR FOR
   1.02   Elect Donald J. Landry MGMT YES FOR FOR
   1.03   Elect William Lehr Jr. MGMT YES FOR FOR
   2.00   Adopt Stock Option Plan MGMT YES FOR FOR

   Highwoods Properties Inc HIW  431284108  5/18/04  Annual
   1.01   Elect Edward J. Fritsch MGMT YES FOR FOR
   1.02   Elect Lawrence S. Kaplan MGMT YES FOR FOR
   1.03   Elect L. Glenn Orr Jr. MGMT YES FOR FOR
   1.04   Elect William E. Graham Jr. MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Approve Other Business MGMT YES FOR FOR

   Home Properties     5/4/04  Annual
   1.01   Elect Nelson B. Leenhouts MGMT YES FOR FOR
   1.02   Elect Norman P. Leenhouts MGMT YES FOR FOR
   1.03   Elect Edward J. Pettinella MGMT YES FOR FOR
   1.04   Elect William Balderston III MGMT YES FOR FOR
   1.05   Elect Alan L. Gosule MGMT YES FOR FOR
   1.06   Elect Leonard F. Helbig III MGMT YES FOR FOR
   1.07   Elect Roger W. Kober MGMT YES FOR FOR
   1.08   Elect Clifford W. Smith Jr. MGMT YES FOR FOR
   1.09   Elect Paul L. Smith MGMT YES FOR FOR
   1.10   Elect Amy L. Tait MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Hospitality Properties Trust HPT  44106M102  5/11/04  Annual
   1.01   Elect Arthur G. Koumantzelis MGMT YES FOR FOR

   HRPT Properties Trust HRP  40426W101  5/11/04  Annual
   1.01   Elect Patrick F. Donelan MGMT YES FOR FOR

   IStar Financial SFI  45031U101  5/25/04  Annual
   1.01   Elect Jay Sugarman MGMT YES FOR FOR
   1.02   Elect Willis Andersen Jr. MGMT YES FOR FOR
   1.03   Elect Robert W. Holman Jr. MGMT YES FOR FOR
   1.04   Elect Robin Josephs MGMT YES FOR FOR
   1.05   Elect John G. McDonald MGMT YES FOR FOR
   1.06   Elect George R. Puskar MGMT YES FOR FOR
   1.07   Elect Jeffrey A. Weber MGMT YES FOR FOR
   2.00   Adopt Deferred Compensation Plan MGMT YES FOR FOR
   3.00   Approve Executive Investment Program MGMT YES AGNST AGNST
   4.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Keystone Property Trust KTR  493596100  6/3/04  Annual
   1.01   Elect Donald E. Callaghan MGMT YES FOR FOR
   1.02   Elect Jonathan D. Eilian MGMT YES FOR FOR
   1.03   Elect John S. Moody MGMT YES FOR FOR
   2.00   Repeal Classified Board MGMT YES FOR FOR
   3.00   Approve Other Business MGMT YES FOR FOR

   Kilroy Realty Corp KRC  49427F108  5/18/04  Annual
   1.01   Elect John R. D'Eathe MGMT YES FOR FOR
   1.02   Elect William P. Dickey MGMT YES FOR FOR
   1.03   Elect Edward F. Brennan MGMT YES FOR FOR

   Kimco Realty Corp     5/20/04  Annual
   1.01   Elect Martin S. Kimmel MGMT YES FOR FOR
   1.02   Elect Milton Cooper MGMT YES FOR FOR
   1.03   Elect Richard G. Dooley MGMT YES FOR FOR
   1.04   Elect Michael J. Flynn MGMT YES FOR FOR
   1.05   Elect Joe Grills MGMT YES FOR FOR
   1.06   Elect David B. Henry MGMT YES FOR FOR
   1.07   Elect F. Patrick Hughes MGMT YES FOR FOR
   1.08   Elect Frank Lourenso MGMT YES FOR FOR
   1.09   Elect Richard Saltzman MGMT YES FOR FOR
   2.00   Amend Stock Option Plan MGMT YES AGNST AGNST
   3.00   Independent Board Chairman SHLDR YES AGNST FOR

   Liberty Property Trust LRY  531172104  5/5/04  Annual
   1.01   Elect M. Leanne Lachman MGMT YES FOR FOR
   1.02   Elect J. Anthony Hayden MGMT YES FOR FOR
   2.00   Approve Non-Technical Charter Amendments MGMT YES FOR FOR
   3.00   Approve Non-Technical Charter Amendments MGMT YES FOR FOR
   4.00   Add Shares to Stock Option Plan MGMT YES FOR FOR
       Amend Stock Option Plan

   Mack Cali Realty Corp CLI  554489104  5/20/04  Annual
   1.01   Elect Alan S. Bernikow MGMT YES FOR FOR
   1.02   Elect Martin D. Gruss MGMT YES FOR FOR
   1.03   Elect Vincent S. Tese MGMT YES FOR FOR
   1.04   Elect Roy J. Zuckerberg MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Adopt Stock Option Plan MGMT YES FOR FOR
   4.00   Implement Policy on Related Party Transactions SHLDR YES AGNST
   FOR

   Maguire Properties MPG  559775101  6/3/04  Annual
   1.01   Elect Robert F. Maguire, III MGMT YES FOR FOR
   1.02   Elect Richard I. Gilchrist MGMT YES FOR FOR
   1.03   Elect Lawrence S. Kaplan MGMT YES FOR FOR
   1.04   Elect Caroline S. McBride MGMT YES FOR FOR
   1.05   Elect Andrea L. Van de Kamp MGMT YES FOR FOR
   1.06   Elect Walter L. Weisman MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Mid-America Apartment Communities MAA  59522J103  5/24/04  Annual
   1.01   Elect John F. Flournoy MGMT YES FOR FOR
   1.02   Elect Robert F. Fogelman MGMT YES FOR FOR
   1.03   Elect Michael S. Starnes MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Amend Authorized Preferred Stock MGMT YES FOR FOR
   4.00   Adopt Stock Option Plan MGMT YES FOR FOR

   New Plan Excel Realty Trust NXL  648053106  5/12/04  Annual
   1.01   Elect Norman Gold MGMT YES FOR FOR
   1.02   Elect Nina B. Matis MGMT YES FOR FOR
   1.03   Elect William Newman MGMT YES FOR FOR
   1.04   Elect George R. Puskar MGMT YES FOR FOR

   Newcastle Investment NCT  65105M108  5/27/04  Annual
   1.01   Elect David J. Grain MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Omega Healthcare Investors OHI  681936100  6/3/04  Annual
   1.01   Elect Edward Lowenthal MGMT YES FOR FOR
   1.02   Elect Stephen D. Plavin MGMT YES FOR FOR
   2.00   Increase Authorized Preferred Stock MGMT YES FOR FOR
   3.00   Adopt Stock Option Plan MGMT YES FOR FOR

   Pennsylvania REIT PEI  709102107  6/3/04  Annual
   1.01   Elect George F. Rubin MGMT YES FOR FOR
   1.02   Elect Rosemarie B. Greco MGMT YES FOR FOR
   1.03   Elect Ira M. Lubert MGMT YES FOR FOR
   1.04   Elect Edward A. Glickman MGMT YES FOR FOR
   1.05   Elect Mark E. Pasquerilla MGMT YES FOR FOR
   1.06   Elect Donald F. Mazziotti MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Prentiss Properties Trust PP  740706106  5/5/04  Annual
   1.01   Elect Leonard M. Riggs Jr. MGMT YES FOR FOR
   1.02   Elect Ronald G. Steinhart MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Add Shares to Director Stock Option Plan MGMT YES FOR FOR
   4.00   Add Shares to Stock Option Plan MGMT YES FOR FOR

   Public Storage PSA  74460D109  5/6/04  Annual
   1.01   Elect B. Wayne Hughes MGMT YES FOR FOR
   1.02   Elect Ronald L. Havner, Jr. MGMT YES FOR FOR
   1.03   Elect Harvey Lenkin MGMT YES FOR FOR
   1.04   Elect Robert J. Abernethy MGMT YES FOR FOR
   1.05   Elect Dann V. Angeloff MGMT YES FOR FOR
   1.06   Elect William C. Baker MGMT YES FOR FOR
   1.07   Elect John T. Evans MGMT YES FOR FOR
   1.08   Elect Uri P. Harkham MGMT YES FOR FOR
   1.09   Elect B. Wayne Hughes, Jr. MGMT YES FOR FOR
   1.10   Elect Daniel C. Staton MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Reckson Associates Realty RA  75621K106  6/2/04  Annual
   1.00   Repeal Classified Board MGMT YES FOR FOR
   2.00   Amend Stock Ownership Limit MGMT YES FOR FOR
   3.01   Elect Peter Quick MGMT YES FOR FOR
   3.02   Elect Stanley Steinberg MGMT YES FOR FOR
   3.03   Elect John F. Ruffle MGMT YES FOR FOR
   3.04   Elect Elizabeth McCaul MGMT YES FOR FOR
   3.05   Elect Douglas Crocker II MGMT YES FOR FOR
   3.06   Elect Scott H. Rechler MGMT YES FOR FOR
   3.07   Elect Donald J. Rechler MGMT YES FOR FOR
   3.08   Elect Lewis S. Ranieri MGMT YES FOR FOR
   3.09   Elect Ronald H. Menaker MGMT YES FOR FOR
   4.00   Ratify Selection of Auditors MGMT YES FOR FOR
   5.00   Approve Other Business MGMT YES FOR FOR

   Senior Housing Properties Trust SNH  81721M109  5/11/04  Annual
   1.01   Elect John L. Harrington MGMT YES FOR FOR
   1.02   Elect Gerard M. Martin MGMT YES FOR FOR

   Slough Estates SLOU    5/11/04  Annual
   1.00   Approve Financial Statements MGMT YES FOR FOR
   2.00   Set Final Dividend at 9.20p MGMT YES FOR FOR
   3.00   Approve Remuneration Policy MGMT YES FOR FOR
   4.01   Elect Andrew Palmer MGMT YES FOR FOR
   4.02   Elect Christopher A. Peacock MGMT YES FOR FOR
   4.03   Elect Lord Norman Blackwell MGMT YES FOR FOR
   4.04   Elect Lord MacGregor of Pulham Market MGMT YES FOR FOR
   4.05   Elect Nigel Mobbs MGMT YES FOR FOR
   5.00   Appoint Outside Auditors MGMT YES FOR FOR
   6.00   Set Auditors' Fees MGMT YES FOR FOR
   7.00   Approve Political Donation MGMT YES FOR FOR
   8.00   Issue Stock w/o Preemptive Rights MGMT YES FOR FOR
   9.00   Authorize Share Repurchase MGMT YES FOR FOR
   10.00   Approve Directors' Fees MGMT YES FOR FOR

   Sovran Self Storage SSS  84610H108  5/13/04  Annual
   1.01   Elect Robert J. Attea MGMT YES FOR FOR
   1.02   Elect Kenneth F. Myszka MGMT YES FOR FOR
   1.03   Elect John E. Burns MGMT YES FOR FOR
   1.04   Elect Michael A. Elia MGMT YES FOR FOR
   1.05   Elect Anthony P. Gammie MGMT YES FOR FOR
   1.06   Elect Charles E. Lannon MGMT YES FOR FOR
   2.00   Amend Director Stock Option Plan MGMT YES FOR FOR
   3.00   Amend Deferred Compensation Plan MGMT YES FOR FOR
   4.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Tanger Factory Outlet Centers SKT  875465106  5/14/04  Annual
   1.01   Elect Stanley K. Tanger MGMT YES FOR FOR
   1.02   Elect Steven B. Tanger MGMT YES FOR FOR
   1.03   Elect Jack Africk MGMT YES FOR FOR
   1.04   Elect William Benton MGMT YES FOR FOR
   1.05   Elect Thomas E. Robinson MGMT YES FOR FOR
   2.00   Amend Stock Option Plan MGMT YES AGNST AGNST
   3.00   Add Shares to Stock Option Plan MGMT YES AGNST AGNST

   Taubman Centers TCO  876664103  5/18/04  Annual
   1.01   Elect Allan J. Bloostein MGMT YES WHOLD AGNST
   1.02   Elect Jerome A. Chazen MGMT YES WHOLD AGNST
   1.03   Elect Craig M. Hatkoff MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   US Restaurant Properties USV  902971100  5/19/04  Annual
   1.01   Elect David M. West MGMT YES FOR FOR
   1.02   Elect Len W. Allen Jr. MGMT YES FOR FOR
   1.03   Elect G. Steven Dawson MGMT YES FOR FOR
   1.04   Elect John C. Deterding MGMT YES FOR FOR
   1.05   Elect Robert H. Gidel MGMT YES FOR FOR
   1.06   Elect James H. Kropp MGMT YES FOR FOR
   1.07   Elect Robert J. Stetson MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Weingarten Realty Investors WRI  948741103  4/23/04  Annual
   1.01   Elect Stanford Alexander MGMT YES FOR FOR
   1.02   Elect Andrew M. Alexander MGMT YES FOR FOR
   1.03   Elect J. Murry Bowden MGMT YES FOR FOR
   1.04   Elect James W. Crownover MGMT YES FOR FOR
   1.05   Elect Robert J. Cruikshank MGMT YES FOR FOR
   1.06   Elect Melvin A. Dow MGMT YES FOR FOR
   1.07   Elect Stephen A. Lasher MGMT YES FOR FOR
   1.08   Elect Douglas W. Schnitzer MGMT YES FOR FOR
   1.09   Elect Marc J. Shapiro MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Restrict Executive Compensation SHLDR YES AGNST FOR

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

   SIGNATURES:

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


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       (Registrant)


By   /s/ T. Ritson Ferguson, Managing Director
     -----------------------------------------
       (Signature & Title)


Date  7/30/04
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